Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	¥ 128	¥ 251
Due to related parties	11,875	0
Xiaoke [Member]
Related Party Transaction [Line Items]
Due to related parties	11,753
Other [Member]
Related Party Transaction [Line Items]
Due to related parties	122	0
Shareholders [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 128	¥ 251